Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	TAX STATUS
The Internal Revenue Service (“IRS”) determined and informed the Company by letter dated October 16, 2017 that the Plan and related trust, including amendments made through January 2017, were designed in compliance with the IRC.
The Puerto Rico Department of Treasury (“Hacienda”) determined and informed the Company by letter dated January 24, 2025 that the restatement as of December 1, 2022, effective January 1, 2022, and related trust were designed in compliance with the Puerto Rico Internal Revenue Code (“PR Code”). The Company has submitted a September 30, 2025 restatement and subsequent amendment #1 to the Hacienda requesting an opinion that the Plan remains in compliance with the PR Code and regulations thereunder.
Although the Plan has been amended since receiving the determination letters, the Plan administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and PR Code and, therefore, believes that the Plan and related amendments is qualified under Section 401(a) of the IRC and Section 1081.01(a) of the PR Code, and the related trust is tax-exempt from federal and Puerto Rico taxation pursuant to the provisions of Section 1081.01(a) of the PR Code, and Section 501(a) of the IRC. As such, no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS or Hacienda. The Plan Administrator has analyzed the tax positions taken by the Plan and concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.